UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05407

Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive

Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Copies to:
Jay E. Johnson	Mary Jo Reilly, Esq.
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 342-5828

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

Portfolio of Investments — May 31, 2013 (unaudited)

Par Value		Value

U.S. GOVERNMENT AGENCY SECURITIES - 55.74%

	Federal Farm Credit Bank - 1.57%
$ 1,700,000	0.179%, 08/15/14 (a)	$1,699,589

	Federal Home Loan Bank - 42.36%
15,000,000	0.160%, 06/05/13	14,999,991
100,000	0.230%, 06/07/13	100,000
200,000	0.350%, 06/10/13	200,004
300,000	0.230%, 06/12/13	299,998
4,000,000	0.125%, 06/18/13	3,999,973
300,000	0.230%, 06/18/13	299,997
500,000	0.420%, 06/21/13	500,041
100,000	1.875%, 06/21/13	100,080
300,000	0.125%, 06/28/13	299,972
500,000	0.240%, 06/28/13	499,994
500,000	0.210%, 10/01/13	499,979
200,000	0.210%, 10/10/13	199,996
70,000	0.300%, 10/18/13	70,021
7,050,000	0.375%, 10/18/13	7,053,810
4,000,000	3.625%, 10/18/13	4,050,913
1,200,000	0.140%, 01/08/14	1,199,909
5,000,000	0.165%, 06/24/14 (a)	4,998,386
6,500,000	0.173%, 06/27/14 (a)	6,498,939

		45,872,003

	Federal Home Loan Mortgage Corporation - 2.17%
80,000	0.375%, 10/15/13	80,046
70,000	0.875%, 10/28/13	70,185
200,000	0.375%, 10/30/13	200,132
2,000,000	0.130%, 02/07/14	1,999,754

		2,350,117

	Federal National Mortgage Association - 9.64%
3,000,000	1.500%, 06/26/13	3,002,334
3,414,000	4.375%, 07/17/13	3,431,284
1,600,000	0.500%, 08/09/13	1,600,691
2,400,000	Zero coupon, 10/25/13 (b)	2,398,464

		10,432,773

	Total U.S. Government Agency Securities	60,354,482

	(Cost $60,354,482)

U.S. TREASURY OBLIGATIONS - 2.13%
	United States Treasury Notes & Bonds - 2.13%
1,600,000	3.375%, 06/30/13	1,603,699
400,000	0.125%, 09/30/13	399,894
300,000	3.125%, 09/30/13	302,850

		2,306,443

	Total U.S. Treasury Obligations	2,306,443

	(Cost $2,306,443)

U.S. GOVERNMENT-BACKED OBLIGATION - 2.31%
2,500,000	Wells Fargo Bank
	0.330%, 06/20/14 (a)	2,500,000

	Total U.S. Government-Backed Obligation	2,500,000

	(Cost $2,500,000)

Par Value		Value

REPURCHASE AGREEMENTS - 39.62%
$ 10,000,000	Barclays, 0.060%, Dated 05/31/13, matures 06/03/13, repurchase price $10,000,050 (collateralized by a U.S. Treasury Note with an interest rate of 1.000% due 05/31/17, total market value $10,200,050)	$10,000,000
10,000,000	BNP Paribas, 0.090%, Dated 05/31/13, matures 06/03/13, repurchase price $10,000,075 (collateralized by U.S. Government Obligations with interest rates of 2.000% to 8.000% due 05/15/18 to 05/15/43, total market value $10,200,005)	10,000,000
22,900,000	Deutsche Bank, 0.100%, Dated 05/31/13, matures 06/03/13, repurchase price $22,000,191 (collateralized by U.S. Government Obligations with interest rates of 2.000% to 8.000% due 09/01/14 to 11/01/42, total market value $23,358,002)	22,900,000

	Total Repurchase Agreements	42,900,000

	(Cost $42,900,000)

	Total Investments - 99.80%	108,060,925

	(Cost $108,060,925) (c)

	Net Other Assets and Liabilities - 0.20%	221,708

	Net Assets - 100.00%	$108,282,633

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2013. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	Discount Note. Rate shown is yield at time of purchase.
(c)	At May 31, 2013, cost is identical for book and federal income tax purposes.

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments — May 31, 2013 (unaudited)

Par Value		Value

ASSET-BACKED SECURITIES - 0.18%
	Federal National Mortgage Association - 0.18%
$ 159,420	Series 2001-W4, Class AV1
	0.473%, 02/25/32 (a)	$154,497
248,021	Series 2002-W2, Class AV1
	0.453%, 06/25/32 (a)	244,341
1,133,791	Series 2002-T7, Class A1
	0.413%, 07/25/32 (a)	1,070,841

	Total Asset-Backed Securities	1,469,679

	(Cost $1,541,348)

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.14%

	Federal Home Loan Mortgage Corporation REMIC - 12.53%
19,329	Series 1009, Class D
	0.850%, 10/15/20 (a)	19,445
53,802	Series 1066, Class P
	1.150%, 04/15/21 (a)	54,471
76,156	Series 1222, Class P
	1.300%, 03/15/22 (a) (b)	78,399
161,085	Series 1250, Class J
	7.000%, 05/15/22 (b)	177,819
73,658	Series 1448, Class F
	1.650%, 12/15/22 (a) (d)	75,469
7,165,175	Series 3694, Class AG
	3.500%, 11/15/27 (d)	7,297,516
7,670,657	Series 3346, Class FT
	0.549%, 10/15/33 (a) (b)	7,692,787
1,325,035	Series 3084, Class FN
	0.699%, 12/15/34 (a) (d)	1,334,307
4,905,455	Series 3033, Class CI
	5.500%, 01/15/35 (b)	5,157,159
6,333,069	Series 3208, Class FH
	0.599%, 08/15/36 (a)	6,359,427
599,169	Series 3231, Class FB
	0.549%, 10/15/36 (a)	601,071
1,805,432	Series 3827, Class J
	4.000%, 11/15/36 (d)	1,820,462
529,824	Series 3314, Class FC
	0.599%, 12/15/36 (a)	532,207
19,854,147	Series 4174, Class FB
	0.499%, 05/15/39 (a) (d)	19,885,119
5,536,084	Series 3545, Class FA
	1.049%, 06/15/39 (a)	5,580,888
10,008,100	Series 4097, Class AF
	0.599%, 07/15/39 (a) (d)	10,048,048
13,779,080	Series 4103, Class DF
	0.549%, 09/15/40 (a) (d)	13,825,543
1,219,642	Series 3830, Class FD
	0.559%, 03/15/41 (a)	1,225,824
1,244,213	Series 3827, Class KF
	0.569%, 03/15/41 (a)	1,250,762
477,182	Series 3868, Class FA
	0.599%, 05/15/41 (a)	479,165
9,569,407	Series 4109, Class EC
	2.000%, 12/15/41 (d)	9,728,686
7,541,749	Series 4039, Class FA
	0.699%, 05/15/42 (a)	7,610,092

		100,834,666

	Federal National Mortgage Association REMIC - 12.48%
104,661	Series 1993-225, Class WC
	6.500%, 12/25/13 (b)	105,756

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$ 2,500,000	Series 2009-M2, Class A2
	3.334%, 01/25/19 (d)	$2,617,681
345,575	Series 1990-145, Class A
	1.114%, 12/25/20 (a)	352,739
441,977	Series 1991-67, Class J
	7.500%, 08/25/21 (b)	501,305
373,649	Series 1992-137, Class F
	1.219%, 08/25/22 (a)	379,484
429,054	Series 1993-27, Class F
	1.369%, 02/25/23 (a) (c)	436,586
228,456	Series 1998-21, Class F
	0.500%, 03/25/28 (a)	227,892
4,305,158	Series 2011-137, Class A
	4.000%, 06/25/29 (d)	4,419,680
386,901	Series 2000-16, Class ZG
	8.500%, 06/25/30 (d)	464,895
421,790	Series 2000-32, Class Z
	7.500%, 10/18/30	499,013
4,339,036	Series 2005-65, Class WL
	5.500%, 07/25/34 (b)	4,488,356
1,463,361	Series 2005-102, Class DF
	0.493%, 11/25/35 (a)	1,463,082
850,866	Series 2006-45, Class TF
	0.593%, 06/25/36 (a)	855,612
871,583	Series 2006-76, Class QF
	0.593%, 08/25/36 (a) (b)	878,068
1,205,101	Series 2006-79, Class PF
	0.593%, 08/25/36 (a) (b)	1,214,108
1,936,738	Series 2006-111, Class FA
	0.573%, 11/25/36 (a)	1,946,359
772,408	Series 2007-75, Class VF
	0.643%, 08/25/37 (a)	778,458
1,905,634	Series 2007-85, Class FC
	0.733%, 09/25/37 (a)	1,924,616
1,199,368	Series 2007-86, Class FC
	0.763%, 09/25/37 (a)	1,211,341
1,151,043	Series 2007-92, Class OF
	0.763%, 09/25/37 (a)	1,162,083
2,754,879	Series 2007-91, Class FB
	0.793%, 10/25/37 (a)	2,782,549
1,339,918	Series 2007-99, Class FD
	0.793%, 10/25/37 (a)	1,352,441
477,923	Series 2011-42, Class MH
	4.000%, 12/25/37 (d)	480,046
577,599	Series 2011-54, Class CM
	4.000%, 12/25/37 (d)	580,694
2,273,603	Series 2010-89, Class CF
	0.643%, 02/25/38 (a)	2,272,300
5,531,105	Series 2012-63, Class FE
	0.593%, 06/25/38 (a) (d)	5,562,454
10,062,975	Series 2012-56, Class FG
	0.693%, 03/25/39 (a) (d)	10,149,682
1,381,565	Series 2012-93, Class KF
	0.593%, 05/25/39 (a) (d)	1,388,417
400,862	Series 2009-84, Class WF
	1.293%, 10/25/39 (a)	406,242
3,551,467	Series 2012-103, Class GF
	0.593%, 02/25/40 (a) (d)	3,566,708
4,232,300	Series 2010-123, Class FL
	0.623%, 11/25/40 (a)	4,248,742
9,360,452	Series 2011-110, Class FE
	0.593%, 04/25/41 (a) (b)	9,425,999

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2013 (unaudited)

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$ 1,415,606	Series 2011-59, Class FW
	0.553%, 07/25/41 (a)	$1,421,868
1,762,697	Series 2011-63, Class FG
	0.643%, 07/25/41 (a)	1,778,226
827,010	Series 2011-86, Class DF
	0.693%, 09/25/41 (a)	837,109
7,528,044	Series 2013-10, Class AF
	0.543%, 03/25/42 (a) (d)	7,558,247
3,245,212	Series 2012-38, Class JE
	3.250%, 04/25/42 (b)	3,313,464
4,730,900	Series 2012-65, Class FB
	0.713%, 06/25/42 (a)	4,763,567
4,550,697	Series 2012-71, Class FL
	0.693%, 07/25/42 (a)	4,572,781
7,934,986	Series 2012-82, Class FA
	0.623%, 08/25/42 (a)	7,963,931

		100,352,581

	National Credit Union Administration - 1.13%
976,408	Series 2010-R2, Class 1A
	0.568%, 11/06/17 (a)	980,108
736,856	Series 2011-R1, Class 1A
	0.648%, 01/08/20 (a)	740,857
2,431,636	Series 2011-R2, Class 1A
	0.598%, 02/06/20 (a)	2,443,035
1,048,602	Series 2011-R4, Class 1A
	0.578%, 03/06/20 (a)	1,051,141
1,145,401	Series 2011-R3, Class 1A
	0.598%, 03/11/20 (a)	1,151,397
917,463	Series 2011-R5, Class 1A
	0.578%, 04/06/20 (a)	919,577
653,678	Series 2011-R6, Class 1A
	0.578%, 05/07/20 (a)	654,878
553,424	Series 2010-R1, Class 1A
	0.648%, 10/07/20 (a)	556,796
141,219	Series 2010-R1, Class 2A
	1.840%, 10/07/20 (d)	143,045
464,269	Series 2010-A1, Class A
	0.548%, 12/07/20 (a)	465,657

		9,106,491

	Total Collateralized Mortgage Obligations	210,293,738

	(Cost $209,995,411)

MORTGAGE-BACKED OBLIGATIONS - 10.78%

	Federal Home Loan Mortgage Corporation - 2.72%
92,466	1.463%, 02/01/18 (a)	93,066
201,630	2.912%, 11/01/18 (a)	206,751
914,474	6.876%, 11/01/19 (a)	983,334
52,012	1.769%, 11/01/22 (a)	53,223
157,027	1.871%, 11/01/22 (a)	161,368
87,892	2.488%, 10/01/24 (a)	92,285
145,020	3.357%, 10/01/25 (a)	149,268
568,366	3.466%, 08/01/28 (a)	603,641
69,333	1.798%, 07/01/29 (a)	71,263
362,065	2.680%, 05/01/31 (a)	384,970
9,982,006	2.383%, 03/01/35 (a)	10,623,689
3,327,169	2.412%, 04/01/35 (a)	3,564,183
4,605,123	2.691%, 06/01/37 (a)	4,908,197

		21,895,238

Par Value		Value

	Federal Home Loan Mortgage Corporation Gold - 0.12%
$ 5,086	6.500%, 09/01/13	$5,114
8,667	6.500%, 10/01/13	8,738
6,254	6.500%, 05/01/14	6,306
13,855	6.500%, 06/01/14	14,219
39,476	6.000%, 12/01/14	39,907
81,349	8.000%, 12/01/15	85,159
92,742	6.000%, 03/01/16	99,096
14,718	6.500%, 07/01/16	14,839
215,380	5.000%, 10/01/17	228,065
258,154	5.000%, 11/01/17	273,359
178,840	5.500%, 01/01/20	192,887
4,954	4.500%, 07/01/23	5,252

		972,941

	Federal National Mortgage Association - 7.45%
50	4.447%, 10/01/13 (a)	50
72,968	8.500%, 04/01/16	76,750
66,555	3.993%, 07/01/17 (a)	70,967
34,823	1.687%, 11/01/17 (a)	35,040
79,913	2.142%, 11/01/17 (a)	81,051
46,628	2.392%, 11/01/17 (a)	47,497
144,631	2.105%, 03/01/18 (a)	146,709
2,107,537	2.800%, 03/01/18	2,233,585
4,460,806	3.620%, 03/01/18	4,868,429
22,369	1.900%, 05/01/18 (a)	22,692
950,000	3.840%, 05/01/18	1,044,409
54,218	2.122%, 06/01/18 (a)	55,179
587,940	2.739%, 10/01/18 (a)	603,979
27,340	2.525%, 02/01/19 (a)	28,062
35,235	1.899%, 05/01/19 (a)	35,795
113,221	6.864%, 12/01/19 (a)	122,313
112,284	1.875%, 01/01/20 (a)	113,582
11,665	5.000%, 01/01/20	12,568
51,438	1.993%, 05/01/20 (a)	51,790
225,408	5.806%, 05/01/20 (a)	242,381
1,062,626	3.416%, 10/01/20	1,144,176
870,340	3.632%, 12/01/20	943,995
1,784,814	4.375%, 06/01/21	2,011,750
368,317	6.616%, 02/01/22 (a)	396,052
46,874	3.020%, 01/01/23 (a)	48,140
120,804	2.984%, 03/01/24 (a)	123,212
31,072	2.875%, 04/01/25 (a)	33,142
50,505	5.874%, 10/01/25 (a)	54,308
331,617	3.169%, 02/01/27 (a)	343,507
110,431	2.007%, 07/01/27 (a)	112,702
186,734	2.315%, 07/01/27 (a)	192,464
208,245	4.656%, 01/01/29 (a)	227,945
48,693	4.652%, 02/01/29 (a)	53,299
3,108,742	2.753%, 08/01/29 (a)	3,183,803
86,921	2.263%, 07/01/31 (a)	91,994
91,214	2.380%, 07/01/32 (a)	97,140
63,336	2.880%, 07/01/32 (a)	67,702
29,663	6.000%, 08/01/32	33,174
279,943	2.751%, 09/01/32 (a)	301,023
355,211	2.451%, 01/01/33 (a)	374,943
96,095	2.340%, 06/01/33 (a)	101,959
1,416,623	4.611%, 08/01/33 (a)	1,550,635
13,653	6.000%, 11/01/33	15,228
875,391	2.196%, 04/01/34 (a)	926,772
3,279,304	6.000%, 05/01/34	3,667,548
533,929	2.249%, 07/01/34 (a)	561,251
541,019	2.249%, 08/01/34 (a)	568,778
375,892	6.000%, 09/01/34	416,518

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2013 (unaudited)

Par Value		Value

	Federal National Mortgage Association - (continued)
$5,156,815	2.366%, 10/01/34 (a)	$5,474,164
9,232	6.000%, 10/01/34	10,230
5,241,866	2.400%, 11/01/34 (a)	5,574,373
125,833	6.000%, 05/01/35	138,056
1,948,569	2.332%, 06/01/35 (a)	2,062,517
10,190	6.000%, 07/01/36	11,116
2,299,696	2.734%, 12/01/36 (a)	2,447,612
1,196,662	2.830%, 07/01/37 (a)	1,286,770
5,248,818	2.736%, 09/01/37 (a)	5,581,849
397,084	6.500%, 11/01/37	450,387
3,055,889	2.615%, 01/01/38 (a)	3,247,441
139,114	6.000%, 06/01/38	152,258
415,764	6.000%, 09/01/38	456,788
28,638	6.000%, 11/01/38	31,178
3,100,893	2.285%, 05/01/39 (a)	3,304,535
16,125	6.000%, 10/01/39	18,014
335,950	4.500%, 02/01/40	359,053
917,387	4.000%, 01/01/42	968,363
803,537	2.249%, 08/01/44 (a)	844,946

		59,955,638

	Government National Mortgage Association - 0.49%
57,167	7.000%, 04/15/26	67,073
444,508	2.250%, 04/20/34 (a)	475,555
1,787,123	1.750%, 06/20/34 (a)	1,870,521
1,406,219	1.750%, 08/20/34 (a)	1,472,680

		3,885,829

	Total Mortgage-Backed Obligations	86,709,646

	(Cost $84,447,004)

AGENCY DEBENTURES - 13.43%
	Federal Farm Credit Bank
45,000,000	0.163%, 10/28/13 (a)	45,009,675
	Federal Farm Credit Bank
25,000,000	0.173%, 10/28/13 (a)	25,006,400
	Federal Home Loan Mortgage Corp
1,700,000	0.375%, 11/27/13	1,702,183
	Federal Home Loan Mortgage Corp
30,400,000	3.000%, 07/31/19	30,529,474
	Small Business Administration
37,789	1.075%, 03/25/14 (a)	37,765
	Sri Lanka Government Aid Bond
5,750,000	0.573%, 11/01/24 (a) (e)	5,750,000

	Total Agency Debentures	108,035,497

	(Cost $108,536,337)

U.S. TREASURY OBLIGATIONS - 28.66%
	United States Treasury Bill - 12.43%
100,000,000	0.000%, 07/11/13	99,997,400

		99,997,400

Par Value		Value

	United States Treasury Notes & Bonds - 16.23%
$12,800,000	0.250%, 10/31/13	$12,808,499
10,200,000	0.250%, 02/28/14	10,209,160
47,900,000	0.250%, 03/31/14	47,943,014
19,300,000	0.250%, 04/30/14	19,317,331
13,900,000	0.250%, 06/30/14	13,912,482
7,800,000	0.250%, 02/28/15	7,796,038
18,700,000	0.125%, 04/30/15	18,637,916

	Total U.S. Treasury Obligations	230,621,840

	(Cost $230,590,022)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 2.55%
	FDIC Structured Sale Guaranteed Notes
1,686,924	Series 2010-S1, Class 1A 0.748%, 02/25/48 (a)	1,690,026
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,785,451	Series K501, Class A1 1.337%, 06/25/16 (d)	1,808,256
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
5,300,000	Series K501, Class A2 1.655%, 11/25/16 (d)	5,408,698
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,700,000	Series K703, Class A2 2.699%, 05/25/18 (d)	1,793,846
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
2,861,787	Series KF01, Class A 0.552%, 04/25/19 (a)	2,829,475
	National Credit Union Administration, Guaranteed Notes
7,000,000	Series 2011-A1 0.219%, 06/12/13 (a)	7,000,070

	Total U.S. Government-Backed Obligations	20,530,371

	(Cost $20,370,343)

REPURCHASE AGREEMENT - 18.05%
145,200,000	Merrill Lynch, 0.060%, Dated 05/31/13, matures 06/03/13, repurchase price $145,200,726 (collateralized by U.S. Treasury Notes with interest rates of of 2.000% to 4.000% due 12/31/15 to 11/15/2018, total market value $148,104,059)	145,200,000

	Total Repurchase Agreement	145,200,000

	(Cost $145,200,000)
	Total Investments - 99.79%	802,860,771

	(Cost $800,680,465) (f)

	Net Other Assets and Liabilities - 0.21%	1,660,438

	Net Assets - 100.00%	$804,521,209

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2013 (unaudited)

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2013. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Support collateral.
(d)	This security has Sequential collateral.
(e)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of May 31, 2013, this security amounted to $5,750,000 or 0.7% of net assets.
(f)	Cost for U.S. federal income tax purposes is $800,680,465. As of May 31, 2013, the aggregate gross unrealized appreciation for all securites in which there was an excess of value over tax cost was $3,210,500 and the aggregate gross unrealized depreciation for all securities in which was an excess of tax cost over value was $1,030,194.

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments — May 31, 2013 (unaudited)

Par Value		Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.81%
	Federal Home Loan Mortgage Corporation REMIC - 10.73%
$ 171,870	Series 1448, Class F
	1.650%, 12/15/22 (a) (c)	$176,095
410,985	Series 1980, Class Z
	7.000%, 07/15/27 (c)	469,326
8,430,440	Series 3694, Class AG
	3.500%, 11/15/27 (c)	8,586,151
2,481,611	Series 2236, Class Z
	8.500%, 06/15/30 (c)	3,002,435
6,363,871	Series 3346, Class FT
	0.549%, 10/15/33 (a) (b)	6,382,231
9,537,755	Series 3208, Class FA
	0.599%, 08/15/36 (a)	9,565,233
1,445,332	Series 3827, Class J
	4.000%, 11/15/36 (c)	1,457,364
2,668,991	Series 3367, Class YF
	0.749%, 09/15/37 (a)	2,692,160
8,029,062	Series 3371 class FA
	0.799%, 09/15/37 (a)	8,093,985
3,550,857	Series 4097, Class AF
	0.599%, 07/15/39 (a) (c)	3,565,030
6,502,682	Series 4103, Class DF
	0.549%, 09/15/40 (a) (c)	6,524,609
1,000,732	Series 3830, Class FD
	0.559%, 03/15/41 (a)	1,005,804
1,020,892	Series 3827, Class KF
	0.569%, 03/15/41 (a)	1,026,266
7,625,000	Series 4109, Class EC
	2.000%, 12/15/41 (c)	7,751,915
2,969,193	Series 4039, Class FA
	0.699%, 05/15/42 (a)	2,996,099
3,204,686	Series 3208, Class FH
	0.599%, 08/15/36 (a)	3,218,023

		66,512,726

	Federal National Mortgage Association REMIC - 6.26%
69,444	Series 1988-12, Class A
	3.835%, 02/25/18 (a)	72,945
370,621	Series G92-44, Class Z
	8.000%, 07/25/22	405,338
3,495,335	Series 2005-65, Class WL
	5.500%, 07/25/34 (b)	3,615,620
931,474	Series 2006-45, Class TF
	0.593%, 06/25/36 (a)	936,670
953,527	Series 2006-76, Class QF
	0.593%, 08/25/36 (a) (b)	960,621
772,408	Series 2007-75, Class VF
	0.643%, 08/25/37 (a)	778,458
5,626,161	Series 2007-91, Class FB
	0.793%, 10/25/37 (a)	5,682,671
460,968	Series 2011-54, Class CM
	4.000%, 12/25/37 (c)	463,438
382,648	Series 2011-42, Class MH
	4.000%, 12/25/37 (c)	384,348
2,032,799	Series 2012-63, Class FE
	0.593%, 06/25/38 (a) (c)	2,044,321
1,187,661	Series 2012-93, Class KF
	0.593%, 05/25/39 (a) (c)	1,193,551
3,047,543	Series 2012-103, Class GF
	0.593%, 02/25/40 (a) (c)	3,060,621
1,672,558	Series 2010-123, Class FL
	0.623%, 11/25/40 (a)	1,679,056

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$ 3,064,558	Series 2011-110, Class FE
	0.593%, 04/25/41 (a) (b)	$3,086,018
1,539,299	Series 2011-59, Class FW
	0.553%, 07/25/41 (a)	1,546,109
645,471	Series 2011-86, Class DF
	0.693%, 09/25/41 (a)	653,353
5,775,068	Series 2013-10, Class AF
	0.543%, 03/25/42 (a) (c)	5,798,237
2,602,964	Series 2012-38, Class JE
	3.250%, 04/25/42 (b)	2,657,709
1,739,027	Series 2012-65, Class FB
	0.713%, 06/25/42 (a)	1,751,035
1,987,204	Series 2012-71, Class FL
	0.693%, 07/25/42 (a)	1,996,848

		38,766,967

	National Credit Union Administration - 0.82%
1,178,975	Series 2011-R2, Class 1A
	0.598%, 02/06/20 (a)	1,184,502
1,048,602	Series 2011-R4, Class 1A
	0.578%, 03/06/20 (a)	1,051,141
1,280,154	Series 2011-R3, Class 1A
	0.598%, 03/11/20 (a)	1,286,855
917,463	Series 2011-R5, Class 1A
	0.578%, 04/06/20 (a)	919,577
653,678	Series 2011-R6, Class 1A
	0.578%, 05/07/20 (a)	654,878

		5,096,953

	Total Collateralized Mortgage Obligations	110,376,646

	(Cost $109,966,031)

MORTGAGE-BACKED OBLIGATIONS - 12.74%

	Federal Home Loan Mortgage Corporation - 1.29%
415,201	2.644%, 01/01/34 (a)	438,610
178,655	2.843%, 11/01/34 (a)	191,988
4,127,375	2.412%, 04/01/35 (a)	4,421,392
1,514,990	2.393%, 08/01/35 (a)	1,621,298
1,227,857	2.626%, 05/01/36 (a)	1,318,904

		7,992,192

	Federal Home Loan Mortgage Corporation Gold - 1.32%
2,734	8.000%, 07/01/14	2,741
1,240	7.000%, 03/01/15	1,276
227,345	5.000%, 10/01/17	240,736
272,495	5.000%, 11/01/17	288,546
259,194	8.000%, 11/01/17	279,222
221,664	5.500%, 03/01/18	238,023
124,060	5.500%, 04/01/18	132,785
123,741	6.500%, 05/01/18	131,820
13,590	6.000%, 10/01/18	14,748
3,051	6.000%, 11/01/18	3,311
1,075,862	5.500%, 02/01/19	1,156,343
189,360	5.500%, 01/01/20	204,233
3,019,976	5.000%, 04/01/20	3,205,407
2,187,905	3.500%, 08/01/20	2,309,918

		8,209,109

	Federal National Mortgage Association - 10.00%
2,763	6.000%, 02/01/18	3,007
1,245,363	2.800%, 03/01/18	1,319,845
950,000	3.840%, 05/01/18	1,044,409

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — May 31, 2013 (unaudited)

Par Value		Value

	Federal National Mortgage Association – (continued)
$ 845,088	5.500%, 05/01/18	$907,996
36,110	6.000%, 05/01/18	39,301
286,931	5.500%, 06/01/18	307,758
2,205	6.000%, 08/01/18	2,399
2,962	6.000%, 09/01/18	3,223
259,743	5.500%, 10/01/18	279,150
320,097	5.500%, 11/01/18	343,991
249,936	6.000%, 11/01/18	272,027
22,613	5.500%, 12/01/18	24,373
410,626	6.000%, 12/01/18	446,923
338,870	6.000%, 01/01/19	368,824
3,250,000	3.334%, 01/25/19 (c)	3,402,985
5,296	6.000%, 02/01/19	5,764
117,257	6.000%, 04/01/19	127,621
28,896	6.000%, 05/01/19	31,450
1,392,103	3.500%, 08/01/20	1,467,785
772,819	3.416%, 10/01/20	832,128
580,226	3.632%, 12/01/20	629,330
1,554,558	4.301%, 01/01/21	1,750,682
1,487,345	4.375%, 06/01/21	1,676,459
85,625	6.000%, 10/01/23	94,679
261,279	7.000%, 08/01/28	302,541
612,912	7.000%, 11/01/28	718,533
41,370	7.000%, 02/01/32	47,375
48,891	2.552%, 05/01/32 (a)	51,932
174,669	7.000%, 05/01/32	206,318
287,485	2.751%, 09/01/32 (a)	309,133
135,814	7.000%, 09/01/32	156,388
902,178	2.340%, 07/01/33 (a)	946,390
566,894	2.599%, 11/01/33 (a)	603,427
1,271,043	2.347%, 12/01/33 (a)	1,333,798
427,397	2.747%, 03/01/34 (a)	456,928
789,226	2.307%, 04/01/34 (a)	841,207
262,011	2.310%, 08/01/34 (a)	278,760
4,272	6.000%, 09/01/34	4,734
1,567,167	2.092%, 10/01/34 (a)	1,657,446
452,811	2.724%, 10/01/34 (a)	484,572
4,662,593	2.060%, 01/01/35 (a)	4,924,659
423,704	2.517%, 03/01/35 (a)	452,596
1,315,016	2.595%, 04/01/35 (a)	1,390,497
963,181	2.271%, 05/01/35 (a)	1,018,981
1,035,259	2.437%, 05/01/35 (a)	1,105,378
720,125	2.455%, 05/01/35 (a)	765,121
655,581	1.976%, 06/01/35 (a)	685,369
2,143,426	2.332%, 06/01/35 (a)	2,268,769
5,080,392	4.730%, 06/01/35 (a)	5,416,601
968,089	2.012%, 08/01/35 (a)	1,009,890
1,486,987	2.817%, 08/01/35 (a)	1,580,341
2,552,499	2.606%, 09/01/35 (a)	2,755,041
1,073,122	3.559%, 09/01/35 (a)	1,153,928
552,339	2.239%, 10/01/35 (a)	588,473
1,755,279	2.616%, 11/01/35 (a)	1,867,187
1,501,978	2.612%, 03/01/36 (a)	1,612,150
955,525	2.619%, 04/01/36 (a)	1,019,046
2,740,678	2.963%, 12/01/37 (a)	2,945,001
2,387,364	2.615%, 01/01/38 (a)	2,537,011
2,638,190	2.285%, 05/01/39 (a)	2,811,445
259,154	5.000%, 10/01/39	287,133

		61,976,208

Par Value		Value

	Government National Mortgage Association - 0.13%
$ 744,001	1.625%, 12/20/34 (a)	$779,120

		779,120

	Total Mortgage-Backed Obligations	78,956,629

	(Cost $75,955,651)

AGENCY DEBENTURES - 7.19%

	Federal Home Loan Mortgage Corporation - 6.23%
9,700,000	1.000%, 07/30/14	9,789,056
2,200,000	1.000%, 08/20/14	2,219,754
26,500,000	3.000%, 07/31/19	26,612,864

		38,621,674

	Federal National Mortgage Association - 0.96%
4,800,000	0.625%, 10/30/14	4,822,603
1,100,000	0.750%, 12/19/14	1,107,345

		5,929,948

	Total Agency Debentures	44,551,622

	(Cost $44,881,598)

U.S. TREASURY OBLIGATIONS - 57.52%

	United States Treasury Notes & Bonds - 57.52%
8,100,000	0.500%, 10/15/14	8,131,639
37,900,000	0.250%, 10/31/14	37,917,775
8,300,000	0.250%, 02/15/15	8,295,784
6,300,000	0.250%, 02/28/15	6,296,800
107,600,000	0.125%, 04/30/15	107,242,768
7,900,000	0.250%, 08/15/15	7,882,715
19,200,000	0.250%, 12/15/15	19,117,498
127,000,000	0.375%, 02/15/16	126,722,124
34,300,000	0.250%, 04/15/16	34,064,188
200,000	2.000%, 02/15/23	197,875
700,000	1.750%, 05/15/23	674,407

		356,543,573

	Total U.S. Treasury Obligations	356,543,573

	(Cost $357,295,066)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 2.68%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,785,451	Series K501, Class A1
	1.337%, 06/25/16 (c)	1,808,256
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
5,200,000	Series K501, Class A2
	1.655%, 11/25/16 (c)	5,306,647
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,500,000	Series K703, Class A2
	2.699%, 05/25/18 (c)	1,582,805
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
2,325,202	Series KF01, Class A
	0.552%, 04/25/19 (a) (c)	2,298,949

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — May 31, 2013 (unaudited)

Par Value		Value

	U.S. Government-Backed Obligations – (continued)
	National Credit Union Administration
$ 3,100,000	0.219%, 06/12/13 (a)	$3,100,031
	National Credit Union Administration
2,300,000	3.000%, 06/12/19	2,490,302

	Total U.S. Government-Backed Obligations	16,586,990

	(Cost $16,239,388)

REPURCHASE AGREEMENT - 1.85%
11,500,000	UBS, 0.050%, Dated 05/31/13, matures 06/03/13, repurchase price $11,500,048 (collateralized by a U.S. Treasury Note with an interest rate of 0.025% due 02/28/14, total market value $11,730,005)	11,500,000

	Total Repurchase Agreement	11,500,000

	(Cost $11,500,000)
	Total Investments - 99.79%	618,515,460

	(Cost $615,837,734) (d)
	Net Other Assets and Liabilities - 0.21%	1,317,648

	Net Assets - 100.00%	$619,833,108

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2013. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	This security has Sequential collateral.
(d)	Cost for U.S. federal income tax purposes is $615,837,734. As of May 31, 2013, the aggregate gross unrealized appreciation for all securites in which there was an excess of value over tax cost was $4,078,435 and the aggregate gross unrealized depreciation for all securities in which was an excess of tax cost over value was $1,400,709.

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2013 (Unaudited)

A. Investment Valuation

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and
U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less of the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each fiscal quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the nine months ended May 31, 2013, there were no transfers between Level 1 and Level 2 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of May 31, 2013 is as follows:

		Money Market Portfolio

	Total Market Value at 05/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Total Investments *	$108,060,925	$—	$108,060,925	$—

*	Please refer to Schedule of Investments for security type breakout.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

May 31, 2013 (Unaudited)

	Ultra-Short Duration Government Portfolio

	Total Market Value at 05/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Asset-Backed Securities	$1,469,679	$—	$1,469,679	$—
Collateralized Mortgage Obligations	210,293,738	—	210,293,738	—
Mortgage-Backed Obligations	86,709,646	—	86,709,646	—
Agency Debentures	108,035,497	—	102,285,497	5,750,000
U.S. Treasury Obligations	230,621,840	—	230,621,840	—
U.S. Government-Backed Obligations	20,530,371	—	20,530,371	—
Repurchase Agreement	145,200,000	—	145,200,000	—

	$802,860,771	$—	$797,110,771	$5,750,000

		Short Duration Portfolio

	Total Market Value at 05/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Total Investments *	$618,515,460	$—	$618,515,460	$—

*	Please refer to Schedule of Investments for security type breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of May 31, 2013:

Ultra-Short Duration Government Portfolio

Fair Value, as of August 31, 2012	$6,218,750

Transfers into Level 3	—

Transfers out of Level 3	—

Gross purchases	—

Gross sales	—

Total net realized gains (losses)	—

Total change in unrealized appreciation (depreciation)	(468,750)

Fair Value, as of May 31, 2013	$5,750,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

May 31, 2013 (Unaudited)

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. When-Issued Securities

Consistent with National Credit Union Administration (“NCUA”) rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At May 31, 2013 the Portfolios did not hold any when-issued securities.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	7/15/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	7/15/2013

*	Print the name and title of each signing officer under his or her signature.